Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Controlling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate		2020	2019
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			162	160
			397	395